Contracts for inventory purchase commitment (Details)	12 Months Ended
Dec. 31, 2018
Concentrate
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2018 ~ 2030
Contracted amounts	48,162 Ton U3O8
Transformed
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2018 ~ 2030
Contracted amounts	23,484 Ton U
Enrichment
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2018 ~ 2030
Contracted amounts	25,530 Ton SWU
Molded
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2018 ~ 2022
Contracted amounts	520 Ton U